Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Non-Accrual of Financial Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	¥ 99,038	¥ 58,756
Ending balance	98,188	99,038
Interest income recognized during the reporting period	306	345
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	2,861	2,975
Consumer borrowers | Real estate loans | Japan
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,235	1,095
Ending balance	1,050	1,235
Interest income recognized during the reporting period	281	260
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	322	128
Consumer borrowers | Real estate loans | Overseas
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	4,976	1,107
Ending balance	8,895	4,976
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	137	0
Consumer borrowers | Other | Japan
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	86	96
Ending balance	0	86
Interest income recognized during the reporting period	0	1
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Consumer borrowers | Other | Overseas
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	2,373	2,574
Ending balance	982	2,373
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	3	4
Corporate borrowers | Non-recourse Loans | Overseas
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	3,831
Ending balance	11,477	3,831
Interest income recognized during the reporting period	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0
Corporate borrowers | Non-recourse Loans | The Americas
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	3,831	3,116
Ending balance		3,831
Interest income recognized during the reporting period		0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income		603
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	29	115
Ending balance	0	29
Interest income recognized during the reporting period	22	30
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	3,417	1,731
Ending balance	2,181	3,417
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	520	355
Ending balance	541	520
Interest income recognized during the reporting period	3	54
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	37
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	60,629	27,636
Ending balance	46,642	60,629
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	2,399	2,203
Loans to Equity Method Investees
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,345	1,929
Ending balance	0	1,345
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Net investment in leases
Disclosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	20,597	19,002
Ending balance	26,420	20,597
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	¥ 0	¥ 0